--------------------------------
                        Semiannual Report April 30, 1998
                        --------------------------------

                                   OPPENHEIMER

                                   Disciplined
                                   Value Fund

                                     [Logo]
                              OppenheimerFunds(SM)
                            THE RIGHT WAY TO INVEST

Contents

 3 President's Letter

 4 Fund Performance

 6 An Interview
   with the Fund's
   Managers

 9 Statement of
   Investments

14 Statement of
   Assets and
   Liabilities

16 Statement of
   Operations

17 Statements of
   Changes in
   Net Assets

18 Financial Highlights

21 Notes to Financial
   Statements

26 Officers and
   Directors

28 Information and
   Services

 Report highlights
--------------------------------------------------------------------------------

o The Fund's Class A shares have an overall 4-star ranking (****) from Morningstar for the combined 3-, 5- and 10-year periods ended March 31, 1998, among 2,437 (3-year), 1,363 (5-year) and 698 (10-year) domestic equity funds.(1)

o In the last several years, various experts have predicted that the market would decline, or at least level off, but it has continued to reach new highs. At present, we are somewhat uncomfortable with market valuation levels.

---------------------------------------
 Cumulative Total Returns
---------------------------------------

For the 6-Month Period
Ended 4/30/98

Class A

 Without          With
 Sales Chg.(2)    Sales Chg.(3)

---------------------------------------
 14.27%           7.70%
---------------------------------------

Class B

 Without          With
 Sales Chg.(2)    Sales Chg.(3)

---------------------------------------
 13.79%           8.79%
---------------------------------------

Class C

 Without          With
 Sales Chg.(2)    Sales Chg.(3)

---------------------------------------
 13.83%           12.83%
---------------------------------------

Class Y

 Without          With
 Sales Chg.(2)    Sales Chg.(3)

---------------------------------------
 14.43%           14.43%
---------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. In reviewing performance and rankings, please remember that past performance does not guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

Prior to March 1, 1996, the Fund had a different investment advisor. However, the prior portfolio management team is now employed by OppenheimerFunds, Inc., the current advisor.

(1). Source: Morningstar, Inc., 3/31/98. Morningstar ranks mutual funds in broad investment classes, based on risk-adjusted returns after considering sales charges and expenses. Return and risk are measured as performance above and below 90-day U.S. Treasury bill returns, respectively. Current star rankings are based on the weighted average of 3-, 5- and 10-year (if applicable) rankings for a fund or class and are subject to change monthly. Top 10%: 5 stars. Next 22.5%:
4 stars. Middle 35%: 3 stars. Next 22.5%: 2 stars. Bottom 10%: 1 star. The Fund is ranked 3 stars (3-year), 3 stars (5-year) and 4 stars (10-year), weighted 20%/30%/50%, respectively.

(2). Includes changes in net asset value per share without deducting any sales charges. This performance is not annualized.

(3). Class A return includes the current maximum initial sales charge of 5.75%. Class B return includes the applicable contingent deferred sales charge of 5%. Class C return includes the contingent deferred sales charge of 1%. Class Y shares were first publicly offered on 12/16/96 and are not available for sale to individual shareholders. An explanation of the different performance calculations is contained in the Fund's prospectus. Class B and C shares are subject to an annual 0.75% asset-based sales charge. This performance is not annualized.


                      2 Oppenheimer Disciplined Value Fund

[Photo Omitted]
Bridget A. Macaskill
President
Oppenheimer
Disciplined Value Fund

 Dear shareholder,
--------------------------------------------------------------------------------

As we move further into 1998, we remain impressed by the remarkable resilience of the financial markets. Recent efforts by the United States to help support the Japanese Yen have inspired hope that the fallout of the Asian economic crisis can be contained. In general, the U.S. and world markets have continued to build wealth for investors at a virtually unprecedented pace.

     At OppenheimerFunds, we are pleased to help our fund shareholders participate in the potential rewards of today's markets, but we also recognize that this rate of growth cannot last forever. Because no one can predict exactly when the next correction or bear market might occur, we think it is prudent to continually identify, evaluate and manage the risks that may affect our fund shareholders.

     We believe that one of the leading risks facing investors today is that stock valuations are at the high end of their historical range, while U.S. corporate earnings growth is slowing. Given these facts, we believe it is unlikely that stocks will sustain the growth rate of the past three years. Stock prices could continue trading near current levels until earnings "catch up," or there could be a market correction. However, we believe that either scenario would be only a temporary pause on the way to potentially greater long-term gains.

     We are also examining the potential economic effects of the "millennium problem" that may render many computer systems unable to recognize the year 2000 when it arrives. Solving this problem has required companies to divert substantial human and financial resources from their core businesses, possibly constraining global economic growth during 1999 and 2000.

     For our part, we can report that OppenheimerFunds has made solid progress toward ensuring that our shareholder accounting systems are fully "year 2000 compliant," and that all shareholder accounts will make a seamless transition into the 21st century.

     We encourage you to meet with your financial advisor to discuss how a possible market correction or the millennium problem may affect your investments. Together, you can prepare your investment portfolio for the challenges and opportunities of the new century.

Sincerely,


/s/ Bridget A. Macaskill

Bridget A. Macaskill
May 21, 1998


                      3 Oppenheimer Disciplined Value Fund

---------------------------------------
 Avg Annual Total Returns
---------------------------------------

For the Periods Ended 3/31/98(1)

Class A

 1 year    5 year    10 year

---------------------------------------
 28.22%    18.20%    17.87%
---------------------------------------

Class B
                     Since
 1 year    5 year    Inception

---------------------------------------
 29.96%    N/A       23.04%
---------------------------------------

Class C

                     Since
 1 year    5 year    Inception

---------------------------------------
 34.00%    N/A       23.95%
---------------------------------------

Class Y

                     Since
 1 year    5 year    Inception

---------------------------------------
 36.48%    N/A       30.08%
---------------------------------------

---------------------------------------
 Cumulative Total Return
---------------------------------------

For the Period Ended 3/31/98(1)

Class A

 5 year

---------------------------------------
 130.68%            $23,068(4)
---------------------------------------

 Performance update

--------------------------------------------------------------------------------

The Fund performed well over the six-month period which ended April 30, 1998. Its Class A shares produced a cumulative total return of 14.27%, without sales charges.(2) In addition, Oppenheimer Disciplined Value Fund's Class A shares have an overall 4-star ranking (****) from Morningstar for the combined 3-, 5- and 10-year periods ended March 31, 1998, among 2,437 (3-year), 1,363 (5-year) and 698 (10-year) domestic equity funds.(3)

Growth of $10,000
Over five years(4)
(without sales charges)

[The following information was represented by a line chart in the printed materials.]

                             Oppenheimer
                             Disciplined
                             Value Fund              S & P 500
                             Class A Shares          Index
--------------------------------------------------------------------------------
3/93                         10000.0                 10000.0
--------------------------------------------------------------------------------
6/93                         10344.6                 10048.7
--------------------------------------------------------------------------------
9/93                         11037.8                 10308.3
--------------------------------------------------------------------------------
12/93                        11192.6                 10547.3
--------------------------------------------------------------------------------
3/94                         10933.9                 10147.4
--------------------------------------------------------------------------------
6/94                         10719.8                 10190.1
--------------------------------------------------------------------------------
9/94                         11267.8                 10688.4
--------------------------------------------------------------------------------
12/94                        11119.5                 10686.7
--------------------------------------------------------------------------------
3/95                         12098.3                 11727.2
--------------------------------------------------------------------------------
6/95                         13124.5                 12846.7
--------------------------------------------------------------------------------
9/95                         14240.4                 13867.6
--------------------------------------------------------------------------------
12/95                        15166.8                 14702.5
--------------------------------------------------------------------------------
3/96                         15889.4                 15491.7
--------------------------------------------------------------------------------
6/96                         16088.9                 16186.9
--------------------------------------------------------------------------------
9/96                         16536.1                 16687.1
--------------------------------------------------------------------------------
12/96                        17954.2                 18078.2
--------------------------------------------------------------------------------
3/97                         17991.2                 18562.8
--------------------------------------------------------------------------------
6/97                         20423.9                 21803.5
--------------------------------------------------------------------------------
9/97                         22542.2                 23436.8
--------------------------------------------------------------------------------
12/97                        22262.8                 24109.7
--------------------------------------------------------------------------------
3/98                         24474.0                 27472.8
--------------------------------------------------------------------------------

(1). Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Class A returns include the current maximum initial sales charge of 5.75%. Class A shares were first publicly offered on 9/16/85. The Fund's maximum sales charge for Class A shares was lower prior to 3/18/96, so actual performance may have been higher. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 3% (since inception on 10/2/95). Class C returns for the one-year period include the contingent deferred sales charge of 1%. Class C shares have an inception date of 5/1/96. Class Y shares were first publicly offered on 12/16/96 and are not available for sale to individual shareholders. An explanation of the different performance calculations is contained in the Fund's prospectus. Class B and C shares are subject to an annual 0.75% asset-based sales charge.


                      4 Oppenheimer Disciplined Value Fund

[The following information was represented by a pie chart in the printed materials.]

Asset Allocation(5)

o  Equities          87.7%
o  Cash Equivalents  12.3

Portfolio review
--------------------------------------------------------------------------------

Oppenheimer Disciplined Value Fund is for investors looking for solid growth opportunities over time.

What We Look For

o Companies that are undervalued, with lower price/earnings ratios than the market average (S&P 500).

o The potential for better-than-expected earnings.

o Solid, well-established companies that have been overlooked by the market.

Top 10 Stock Holdings(5)
--------------------------------------------------------------------------------
 Storage Technology Corp.    2.8%   Conseco, Inc.                    1.9%
--------------------------------------------------------------------------------
 Xerox Corp.                 2.7    BankBoston Corp.                 1.8
--------------------------------------------------------------------------------
 Fort James Corp.            2.2    US West Communications Group     1.8
--------------------------------------------------------------------------------
 AT&T Corp.                  2.1    Penney (J.C.) Co., Inc.          1.7
--------------------------------------------------------------------------------
 Textron, Inc.               2.0    Tenet Healthcare Corp.           1.6
--------------------------------------------------------------------------------

Top 5 Industries(5)
--------------------------------------------------------------------------------
 Insurance                                            10.5%
--------------------------------------------------------------------------------
 Manufacturing                                         9.9
--------------------------------------------------------------------------------
 Retail: General                                       8.3
--------------------------------------------------------------------------------
 Computer Hardware                                     7.8
--------------------------------------------------------------------------------
 Telephone Utilities                                   7.3
--------------------------------------------------------------------------------

(2). Includes changes in net asset value per share without deducting any sales charges. Such performance is not annualized and would have been lower if sales charges were taken into account.

(3). Source: Morningstar, Inc. 3/31/98. The Fund is ranked 3 stars (3-year), 3 stars (5-year) and 4 stars (10-year), weighted 20%/30%/50%, respectively.

(4). Results of a hypothetical $10,000 investment in Class A shares on March 31, 1993. The Standard & Poor's 500 Index is a broad-based unmanaged stock index including daily reinvestment of dividends, and cannot be purchased directly by investors.

(5). Portfolio is subject to change. Percentages are as of April 30, 1998 and are based on total market value of investments.


                      5 Oppenheimer Disciplined Value Fund

--------------------------------------------------------------------------------
"We shifted away from Asia, toward companies that are much more focused on U.S. economic activity."

 An interview with your Fund's managers
--------------------------------------------------------------------------------

How has the Fund performed in the past six months?

For the six-month period ending April 30, 1998, the Fund's Class A shares produced a cumulative total return of 14.27%, without sales charges.(1) The stock markets turned somewhat mixed in December--primarily in response to the broader effects of the difficulties of many Asian countries. In the first quarter of 1998, however, stock performance rebounded as investor concerns eased.

What steps did you take to respond to the Asian crisis, and to the changes in the stock markets?

We made a significant move away from companies that have a large exposure to worldwide economic activity, and especially to Asia. Instead, we shifted toward companies that are much more focused on U.S. economic activity, and, even more specifically, toward the U.S. consumer. For example, basic materials and capital goods companies have a significant exposure to Southeast Asia, so we reduced our investment in those sectors, while increasing our holdings of domestic retailers.

Were there any areas where you trimmed the Fund's exposure?

One of the most important was in energy stocks. At the beginning of the period, energy represented approximately 12% of the portfolio. We've reduced that to 4%, primarily because energy stocks have been negatively impacted by the slowdown in Asia. When a country's manufacturing activity drops, its energy consumption drops, as well.

(1). Includes changes in net asset value per share without deducting any sales charges. Such performance is not annualized and would have been lower if sales charges were taken into account.


                      6 Oppenheimer Disciplined Value Fund

[Photo Omitted]
Portfolio Management
Team (l to r)
Kenneth White
Peter Antos
(Portfolio Manager)
Michael Strathearn

Have any new trends emerged as you analyze your stock universe?

We look for two characteristics in a stock: A low price-to-earnings ratio, and a positive earnings surprise. A positive earnings surprise is reported earnings that are better than the consensus of expectations among Wall Street analysts. Understandably, if you can buy a stock where the earnings exceed Wall Street expectations, its price will tend to go up. We have definitely seen changes in this second characteristic--positive earnings surprises in the recent period are increasingly being reported versus significantly reduced expectations. We have followed our findings, reducing our holdings in capital goods, in energy stocks, and in basic materials companies--that's where we've seen the biggest reduction in earnings expectations. We are closely watching this trend.

What do you see in the stock market as a whole?

The main thing we see is unprecedented performance. In the last several years, various experts have predicted that the market would decline, or at least level off, but it has continued to make new highs. At present, we are somewhat uncomfortable with market valuation levels. However, as investment managers, we do not try to time the market or forecast where it's going. Instead, we deal with the market as it is on any given day, analyzing, buying, and selling stocks on a case-by-case basis.


                      7 Oppenheimer Disciplined Value Fund

--------------------------------------------------------------------------------
"Energy stocks have been negatively impacted by the slowdown in Asia."

 An interview with your Fund's managers
--------------------------------------------------------------------------------

How does your value stock management style work in general--and right now?

Our "value" management style is actually a combination of a value and a growth discipline. We developed this discipline back in 1986-87. First, our value standard is a low price/earnings ratio. Simply explained, the price/earnings ratio (or P/E) of a stock is the result of dividing a stock's per-share price by its per-share earnings. The definition of a low P/E is comparative, of course, and it changes over time. Today, a "low" P/E might even be higher than a "high" P/E of 30 or 40 years ago. Nonetheless, low P/E investing, the value tactic, has been studied extensively all the way back into the 1930s. These studies show that, for virtually every five-year period since the mid-1930s, buying stocks with low P/Es creates a portfolio that can outperform the stock market as a whole.

      The positive earnings surprise component of the strategy--the growth tactic--doesn't have as long a history. But, where there are studies, results have shown that buying stocks with positive earnings surprises adds value. It's natural, when you think about it: Buying stocks in companies that are doing better than people expected can add value over time.

      We believe that having a two-pronged strategy can protect us in a variety of market conditions. From time to time, one leg of the strategy might underperform the market, but it would be unusual for both the value and growth styles to underperform the market at the same time for an extended period. Generally, one of these styles leads us to solidly performing stocks, and, when both parts of the strategy produce, the Fund as a whole can provide very strong returns.


                      8 Oppenheimer Disciplined Value Fund

--------------------------------------------------------------------------------
Statement of Investments  April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                    Market Value
                                                         Shares     See Note 1
================================================================================
Common Stocks--87.4%
--------------------------------------------------------------------------------
Basic Materials--1.0%
--------------------------------------------------------------------------------
Paper--1.0%
Union Camp Corp.                                         114,500     $ 6,912,937
--------------------------------------------------------------------------------
Consumer Cyclicals--21.3%
--------------------------------------------------------------------------------
Autos & Housing--5.0%
Dollar Thrifty Automotive Group, Inc.(1)                 235,600       4,446,950
--------------------------------------------------------------------------------
Federal-Mogul Corp.                                      138,200       8,939,812
--------------------------------------------------------------------------------
Ford Motor Co.                                            73,100       3,348,894
--------------------------------------------------------------------------------
Lear Corp.(1)                                            116,500       6,240,031
--------------------------------------------------------------------------------
Republic Industries, Inc.(1)                             155,400       4,322,062
--------------------------------------------------------------------------------
Whirlpool Corp.                                          118,300       8,517,600
                                                                     -----------
                                                                      35,815,349

--------------------------------------------------------------------------------
Leisure & Entertainment--5.8%
Alaska Air Group, Inc.(1)                                 97,600       5,477,800
--------------------------------------------------------------------------------
America West Holdings Corp., Cl. B(1)                    236,600       7,157,150
--------------------------------------------------------------------------------
AMR Corp.(1)                                              73,200      11,153,850
--------------------------------------------------------------------------------
Delta Air Lines, Inc.                                     36,500       4,243,125
--------------------------------------------------------------------------------
Hasbro, Inc.                                             265,300       9,766,356
--------------------------------------------------------------------------------
Outback Steakhouse, Inc.(1)                              100,400       3,827,750
                                                                     -----------
                                                                      41,626,031

--------------------------------------------------------------------------------
Retail: General--8.3%
Dayton Hudson Corp.                                      102,200       8,923,337
--------------------------------------------------------------------------------
Federated Department Stores, Inc.(1)                     184,300       9,065,256
--------------------------------------------------------------------------------
Fruit of the Loom, Inc., Cl. A(1)                        188,800       7,056,400
--------------------------------------------------------------------------------
K Mart Corp.(1)                                          222,000       3,871,125
--------------------------------------------------------------------------------
Liz Claiborne, Inc.                                       89,100       4,382,606
--------------------------------------------------------------------------------
Nordstrom, Inc.                                           59,900       3,919,706
--------------------------------------------------------------------------------
Penney (J.C.) Co., Inc.                                  170,900      12,144,581
--------------------------------------------------------------------------------
Sears Roebuck & Co.                                      172,600      10,237,337
                                                                     -----------
                                                                      59,600,348

--------------------------------------------------------------------------------
Retail: Specialty--2.2%
Brylane, Inc.(1)                                          61,600       3,619,000
--------------------------------------------------------------------------------
Inacom Corp.(1)                                          141,600       5,071,050
--------------------------------------------------------------------------------
Payless ShoeSource, Inc.(1)                               99,500       7,114,250
                                                                     -----------
                                                                      15,804,300


                      9 Oppenheimer Disciplined Value Fund

--------------------------------------------------------------------------------
Statement of Investments  April 30, 1998 (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                    Market Value
                                                         Shares     See Note 1
--------------------------------------------------------------------------------
Consumer Non-Cyclicals--8.8%
--------------------------------------------------------------------------------
Food--2.1%
Kroger Co.(1)                                           214,000      $ 8,961,250
--------------------------------------------------------------------------------
Safeway, Inc.(1)                                        156,800        5,997,600
                                                                     -----------
                                                                      14,958,850

--------------------------------------------------------------------------------
Healthcare/Supplies & Services--2.2%
Tenet Healthcare Corp.(1)                               305,470       11,436,033
--------------------------------------------------------------------------------
WellPoint Health Networks, Inc.(1)                       55,600        4,010,150
                                                                     -----------
                                                                      15,446,183

--------------------------------------------------------------------------------
Household Goods--4.5%
Dial Corp. (The)                                        265,900        6,481,312
--------------------------------------------------------------------------------
Fort James Corp.                                        319,162       15,838,414
--------------------------------------------------------------------------------
Premark International, Inc.                             305,100       10,182,713
                                                                     -----------
                                                                      32,502,439

--------------------------------------------------------------------------------
Energy--4.2%
--------------------------------------------------------------------------------
Energy Services & Producers--2.4%
Diamond Offshore Drilling, Inc.                         194,000        9,821,250
--------------------------------------------------------------------------------
Global Marine, Inc.(1)                                  122,100        2,876,981
--------------------------------------------------------------------------------
Tidewater, Inc.                                         112,900        4,473,663
                                                                     -----------
                                                                      17,171,894

--------------------------------------------------------------------------------
Oil-Integrated--1.8%
Exxon Corp.                                              98,500        7,184,344
--------------------------------------------------------------------------------
Mobil Corp.                                              70,100        5,537,900
                                                                     -----------
                                                                      12,722,244

--------------------------------------------------------------------------------
Financial--18.9%
--------------------------------------------------------------------------------
Banks--5.5%
Bank of New York Co., Inc. (The)                         55,000        3,248,438
--------------------------------------------------------------------------------
BankAmerica Corp.                                        46,700        3,969,500
--------------------------------------------------------------------------------
BankBoston Corp.                                        121,600       13,125,200
--------------------------------------------------------------------------------
Comerica, Inc.                                           25,250        1,690,172
--------------------------------------------------------------------------------
First Union Corp.                                        60,400        3,646,650
--------------------------------------------------------------------------------
NationsBank Corp.                                        61,600        4,666,200
--------------------------------------------------------------------------------
Norwest Corp.                                            43,000        1,706,563
--------------------------------------------------------------------------------
Wells Fargo & Co.                                        19,000        7,001,500
                                                                     -----------
                                                                      39,054,223


                     10 Oppenheimer Disciplined Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                    Market Value
                                                         Shares     See Note 1
--------------------------------------------------------------------------------
Diversified Financial--2.9%
American Express Co.                                      25,000     $ 2,550,000
--------------------------------------------------------------------------------
Money Store, Inc. (The)                                   63,900       2,100,713
--------------------------------------------------------------------------------
Morgan Stanley, Dean Witter & Co.                         90,200       7,114,525
--------------------------------------------------------------------------------
Travelers Group, Inc.                                    148,850       9,107,759
                                                                     -----------
                                                                      20,872,997

--------------------------------------------------------------------------------
Insurance--10.5%
Allstate Corp.                                           110,200      10,606,750
--------------------------------------------------------------------------------
Chubb Corp.                                              128,300      10,127,681
--------------------------------------------------------------------------------
Conseco, Inc.                                            272,500      13,522,813
--------------------------------------------------------------------------------
Equitable Cos., Inc.                                     181,900      11,164,113
--------------------------------------------------------------------------------
MBIA, Inc.                                                37,000       2,761,125
--------------------------------------------------------------------------------
St. Paul Cos., Inc.                                       94,500       8,008,875
--------------------------------------------------------------------------------
Torchmark Corp.                                          174,100       7,758,331
--------------------------------------------------------------------------------
Travelers Property Casualty Corp., Cl. A                 259,700      10,907,400
                                                                     -----------
                                                                      74,857,088

--------------------------------------------------------------------------------
Industrial--12.0%
--------------------------------------------------------------------------------
Industrial Materials--1.0%
USG Corp.(1)                                             132,200       6,791,775
--------------------------------------------------------------------------------
Industrial Services--1.1%
Viad Corp.                                               302,200       7,800,538
--------------------------------------------------------------------------------
Manufacturing--9.9%
AGCO Corp.                                               176,700       4,726,725
--------------------------------------------------------------------------------
Case Corp.                                                99,200       6,305,400
--------------------------------------------------------------------------------
Deere & Co.                                              136,200       7,959,188
--------------------------------------------------------------------------------
Dover Corp.                                               83,000       3,278,500
--------------------------------------------------------------------------------
Ingersoll-Rand Co.                                       196,700       9,060,494
--------------------------------------------------------------------------------
PACCAR, Inc.                                             128,600       7,635,625
--------------------------------------------------------------------------------
Parker-Hannifin Corp.                                    151,200       6,747,300
--------------------------------------------------------------------------------
Textron, Inc.                                            180,900      14,155,425
--------------------------------------------------------------------------------
U.S. Industries, Inc.                                    411,600      11,164,650
                                                                     -----------
                                                                      71,033,307

--------------------------------------------------------------------------------
Technology--10.5%
--------------------------------------------------------------------------------
Aerospace/Defense--2.2%
General Dynamics Corp.                                   168,800       7,131,800
--------------------------------------------------------------------------------
Lockheed Martin Corp.                                     80,071       8,917,908
                                                                     -----------
                                                                      16,049,708


                     11 Oppenheimer Disciplined Value Fund

--------------------------------------------------------------------------------
Statement of Investments  April 30, 1998 (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                    Market Value
                                                         Shares     See Note 1
--------------------------------------------------------------------------------
Computer Hardware--7.8%
Gateway 2000, Inc.(1)                                     89,500    $  5,252,531
--------------------------------------------------------------------------------
International Business Machines Corp.                     42,600       4,936,275
--------------------------------------------------------------------------------
Lexmark International Group, Inc., Cl. A(1)              107,000       6,192,625
--------------------------------------------------------------------------------
Storage Technology Corp. (New)(1)                        236,400      19,961,025
--------------------------------------------------------------------------------
Xerox Corp.                                              172,100      19,533,350
                                                                    ------------
                                                                      55,875,806

--------------------------------------------------------------------------------
Computer Software/Services--0.2%
Symantec Corp.(1)                                         60,200       1,745,800
--------------------------------------------------------------------------------
Electronics--0.3%
SCI Systems, Inc.(1)                                      56,400       2,322,975
--------------------------------------------------------------------------------
Utilities--10.7%
--------------------------------------------------------------------------------
Electric Utilities--2.2%
Edison International                                     213,500       6,364,969
--------------------------------------------------------------------------------
FPL Group, Inc.                                          150,000       9,309,375
                                                                    ------------
                                                                      15,674,344

--------------------------------------------------------------------------------
Gas Utilities--1.3%
Columbia Energy Group                                    118,500       9,628,125
--------------------------------------------------------------------------------
Telephone Utilities--7.2%
Ameritech Corp.                                          189,900       8,082,619
--------------------------------------------------------------------------------
AT&T Corp.                                               246,500      14,805,406
--------------------------------------------------------------------------------
Bell Atlantic Corp.                                      104,900       9,814,706
--------------------------------------------------------------------------------
Century Telephone Enterprises, Inc.                       59,100       2,515,444
--------------------------------------------------------------------------------
Frontier Corp.                                           126,400       3,784,100
--------------------------------------------------------------------------------
U S West Communications Group                            243,000      12,818,250
                                                                    ------------
                                                                      51,820,525
                                                                    ------------
Total Common Stocks (Cost $506,432,383)                              626,087,786


                     12 Oppenheimer Disciplined Value Fund

                                                                   Face           Market Value
                                                                   Amount         See Note 1
==============================================================================================
Short-Term Notes--7.9%(2)
----------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
5.42%, 5/13/98-5/18/98                                             $30,000,000    $ 29,930,745
5.43%, 5/7/98                                                       14,800,000      14,786,606
5.44%, 5/13/98                                                      12,000,000      11,978,240
                                                                                  ------------
Total Short-Term Notes (Cost $56,695,591)                                           56,695,591

==============================================================================================
Repurchase Agreements--4.4%
----------------------------------------------------------------------------------------------
Repurchase agreement with Zion First National Bank, 5.52%,
dated 4/30/98, to be repurchased at $31,404,815 on 5/1/98,
collateralized by U.S. Treasury Nts., 7.25%, 8/15/07, with a value of $30,692,244, and U.S. Treasury Bills maturing 10/8/98,
with a value of $1,379,129 (Cost $31,400,000)                       31,400,000      31,400,000

----------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $594,527,974)                           99.7%    714,183,377
----------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                            0.3       2,379,319
                                                                  ------------    ------------
Net Assets                                                               100.0%   $716,562,696
                                                                  ============    ============

(1). Non-income producing security.
(2). Short-term notes are generally traded on a discount basis; the interest rate is the discount rate received by the Fund at the time of purchase.

See accompanying Notes to Financial Statements.


                     13 Oppenheimer Disciplined Value Fund

--------------------------------------------------------------------------------
Statement of Assets and Liabilities  April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

================================================================================

Assets
Investments, at value (cost $594,527,974)--see accompanying statement   $714,183,377
------------------------------------------------------------------------------------
Cash                                                                         199,511
------------------------------------------------------------------------------------
Receivables:
Investments sold                                                          22,955,452
Shares of capital stock sold                                               1,385,619
Interest and dividends                                                       831,663
------------------------------------------------------------------------------------
Other                                                                          8,468
                                                                        ------------
Total assets                                                             739,564,090

====================================================================================
Liabilities Payables and other liabilities:
Investments purchased                                                     21,186,721
Shares of capital stock redeemed                                           1,378,826
Distribution and service plan fees                                           121,801
Directors' fees--Note 1                                                       64,487
Transfer and shareholder servicing agent fees                                 36,745
Other                                                                        212,814
                                                                        ------------
Total liabilities                                                         23,001,394

====================================================================================
Net Assets                                                              $716,562,696
                                                                        ============

====================================================================================
Composition of Net Assets
Par value of shares of capital stock                                         $30,668
------------------------------------------------------------------------------------
Additional paid-in capital                                               543,184,342
------------------------------------------------------------------------------------
Undistributed net investment income                                        2,658,796
------------------------------------------------------------------------------------
Accumulated net realized gain on investment transactions                  51,033,487
------------------------------------------------------------------------------------
Net unrealized appreciation on investments--Note 3                       119,655,403
                                                                        ------------
Net assets                                                              $716,562,696
                                                                        ============


                     14 Oppenheimer Disciplined Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets
of $456,997,498 and 19,554,617 shares of capital stock outstanding)             $23.37
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                     $24.80

--------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net
assets of $116,998,479 and 5,007,567 shares of capital stock outstanding)       $23.36

--------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net
assets of $16,469,050 and 712,651 shares of capital stock outstanding)          $23.11

--------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on
net assets of $126,097,669 and 5,393,452 shares of capital stock outstanding)   $23.38

See accompanying Notes to Financial Statements.


                     15 Oppenheimer Disciplined Value Fund

--------------------------------------------------------------------------------
 Statement of Operations For the Six Months Ended April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

================================================================================

Investment Income
Dividends                                                              $ 3,993,081
----------------------------------------------------------------------------------
Interest                                                                 2,051,838
                                                                       -----------
Total income                                                             6,044,919

==================================================================================
Expenses
Management fees--Note 4                                                  1,684,175
----------------------------------------------------------------------------------
Distribution and service plan fees--Note 4:
Class A                                                                    507,220
Class B                                                                    483,019
Class C                                                                     63,108
----------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Note 4:
Class A                                                                    244,446
Class B                                                                     57,533
Class C                                                                      7,609
Class Y                                                                     32,642
----------------------------------------------------------------------------------
Shareholder reports                                                         94,027
----------------------------------------------------------------------------------
Registration and filing fees:
Class A                                                                     39,027
Class B                                                                     12,589
Class C                                                                      2,288
Class Y                                                                     13,342
----------------------------------------------------------------------------------
Custodian fees and expenses                                                 27,809
----------------------------------------------------------------------------------
Legal and auditing fees                                                     22,995
----------------------------------------------------------------------------------
Directors' fees and expenses--Note 1                                        13,794
----------------------------------------------------------------------------------
Accounting service fees--Note 4                                              7,500
----------------------------------------------------------------------------------
Insurance expenses                                                           4,262
----------------------------------------------------------------------------------
Other                                                                        6,925
                                                                       -----------
Total expenses                                                           3,324,310

==================================================================================
Net Investment Income                                                    2,720,609

==================================================================================
Realized and Unrealized Gain
Net realized gain on investments                                        51,109,577
----------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on investments    30,948,195
                                                                       -----------
Net realized and unrealized gain                                        82,057,772

==================================================================================
Net Increase in Net Assets Resulting from Operations                   $84,778,381
                                                                       ===========

See accompanying Notes to Financial Statements.


                     16 Oppenheimer Disciplined Value Fund

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                 Six Months Ended  Year Ended
                                                                 April 30, 1998    October 31,
                                                                 (Unaudited)       1997
===============================================================================================
Operations
Net investment income                                            $  2,720,609      $  3,074,306
-----------------------------------------------------------------------------------------------
Net realized gain                                                  51,109,577        67,704,492
-----------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation              30,948,195       (16,812,534)
                                                                 ------------      ------------
Net increase in net assets resulting from operations               84,778,381        53,966,264

===============================================================================================
Dividends and Distributions to Shareholders
Dividends from net investment income:
Class A                                                            (2,052,925)         (641,547)
Class B                                                              (205,525)          (12,589)
Class C                                                               (15,289)           (1,655)
Class Y                                                              (722,961)               (3)

-----------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                           (44,818,205)      (12,873,125)
Class B                                                           (10,406,714)         (496,006)
Class C                                                            (1,243,556)          (63,782)
Class Y                                                           (11,174,826)              (69)

===============================================================================================
Capital Stock Transactions
Net increase in net assets resulting from
capital stock transactions--Note 2:
Class A                                                            76,721,784       164,714,499
Class B                                                            31,476,625        75,670,149
Class C                                                             5,785,544         8,998,996
Class Y                                                            32,103,371        79,722,352

===============================================================================================
Net Assets
Total increase                                                    160,225,704       368,983,484
-----------------------------------------------------------------------------------------------
Beginning of period                                               556,336,992       187,353,508
                                                                 ------------      ------------
End of period (including undistributed net investment
income of $2,658,796 and $2,934,887, respectively)               $716,562,696      $556,336,992
                                                                 ============      ============


See accompanying Notes to Financial Statements.


                     17 Oppenheimer Disciplined Value Fund

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                                      Class A
                                                      ------------------------------------------------------------
                                                      Six Months
                                                      Ended
                                                      April 30,
                                                      1998                     Year Ended October 31,
                                                      (Unaudited)              1997               1996(4)
==================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                       $23.31               $19.65              $17.84
------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                         .09                  .23(5)              .15
Net realized and unrealized gain (loss)                      2.85                 4.91(5)             1.88
                                                           ------               ------              ------
Total income (loss) from investment operations               2.94                 5.14                2.03

------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                         (.12)                (.07)               (.10)
Distributions from net realized gain                        (2.76)               (1.41)               (.12)
                                                           ------               ------              ------
Total dividends and distributions to shareholders           (2.88)               (1.48)               (.22)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $23.37               $23.31              $19.65
                                                           ======               ======              ======

==================================================================================================================
Total Return, at Net Asset Value(6)                         14.27%               27.60%              11.41%

==================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                 $456,997             $371,810            $180,784
------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                        $409,612             $234,314            $135,940
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                        0.96%(7)             1.05%               1.01%(7)
Expenses                                                     0.99%(7)             1.07%               1.13%(7)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(8)                                   53.9%               103.1%               73.9%
Average brokerage commission rate(9)                      $0.0700              $0.0700             $0.0697

(1). For the period from December 16, 1996 (inception of offering) to October 31, 1997.

(2). For the period from May 1, 1996 (inception of offering) to October 31,
1996.

(3). For the period from October 2, 1995 (inception of offering) to December 31, 1995.

(4). For the ten months ended October 31, 1996. The Fund changed its fiscal year end from December 31 to October 31. On March 18, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.

(5). Per share amounts calculated based on the average shares outstanding during the period.


                     18 Oppenheimer Disciplined Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                                    -------------------------------------------------------



                                                          Year Ended December 31,
                                                          1995              1994              1993
===========================================================================================================
Per Share Operating Data
Net asset value, beginning of period                       $14.20            $15.14            $14.20
-----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                         .25               .22               .30
Net realized and unrealized gain (loss)                      4.88              (.32)             2.64
                                                           ------            ------            ------
Total income (loss) from investment operations               5.13              (.10)             2.94
-----------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                         (.25)             (.22)             (.30)
Distributions from net realized gain                        (1.24)             (.62)            (1.70)
                                                           ------            ------            ------
Total dividends and distributions to shareholders           (1.49)             (.84)            (2.00)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $17.84            $14.20            $15.14
                                                           ======            ======            ======

===========================================================================================================
Total Return, at Net Asset Value(6)                         36.40%            (0.65)%           20.91%

===========================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                 $118,118           $78,390           $64,495
-----------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                         $98,063           $71,956           $54,682
-----------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                        1.53%             1.50%             1.95%
Expenses                                                     1.22%             1.02%             1.05%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate(8)                                   69.7%             98.5%             99.7%
Average brokerage commission rate(9)                           --                --                --


                                                    Class B
                                                    -----------------------------------------------------------------------------
                                                    Six Months
                                                    Ended                                                            Period
                                                    April 30,                                                        Ended
                                                    1998                     Year Ended October 31,                  December 31,
                                                    (Unaudited)              1997               1996(4)              1995(3)
=================================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                     $23.32               $19.77              $18.08               $17.83
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                       .02                  .09(5)              .05                  .02
Net realized and unrealized gain (loss)                    2.83                 4.91(5)             1.83                 1.40
                                                         ------               ------              ------               ------
Total income (loss) from investment operations             2.85                 5.00                1.88                 1.42
-----------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                       (.05)                (.04)               (.07)                (.02)
Distributions from net realized gain                      (2.76)               (1.41)               (.12)               (1.15)
                                                         ------               ------              ------               ------
Total dividends and distributions to shareholders         (2.81)               (1.45)               (.19)               (1.17)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $23.36               $23.32              $19.77               $18.08
                                                         ======               ======              ======               ======

=============================================================================================================================
Total Return, at Net Asset Value(6)                       13.79%               26.61%              10.43%                8.04%

=============================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)               $116,998              $83,291              $5,854                 $717
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                       $97,591              $30,019              $2,903                 $306
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                      0.20%(7)             0.22%               0.22%(7)             0.21%(7)
Expenses                                                   1.74%(7)             1.84%               1.88%(7)             1.97%(7)
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(8)                                 53.9%               103.1%               73.9%                69.7%
Average brokerage commission rate(9)                    $0.0700              $0.0700             $0.0697                   --

(6). Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.
Total returns are not annualized for periods of less than one full year.

(7). Annualized.


                     19 Oppenheimer Disciplined Value Fund

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

                                                   Class C
                                                   -------------------------------------------------------
                                                   Six Months
                                                   Ended
                                                   April 30,
                                                   1998                    Year Ended October 31,
                                                   (Unaudited)             1997                1996(2)
================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                  $23.07               $19.57              $18.79
----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .02                  .10(5)              .06
Net realized and unrealized gain (loss)                 2.81                 4.85(5)              .94
                                                      ------               ------              ------
Total income (loss) from investment
operations                                              2.83                 4.95                1.00
----------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                    (.03)                (.04)               (.10)
Distributions from net realized gain                   (2.76)               (1.41)               (.12)
                                                      ------               ------              ------
Total dividends and distributions to
shareholders                                           (2.79)               (1.45)               (.22)
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $23.11               $23.07              $19.57
                                                      ======               ======              ======

================================================================================================================
Total Return, at Net Asset Value(6)                    13.83%               26.64%               5.35%

================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)             $16,469              $10,243                $715
----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $12,761               $4,477                $342
----------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                   0.18%(7)             0.17%               0.04%(7)
Expenses                                                1.75%(7)             1.86%               1.87%(7)
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(8)                              53.9%               103.1%               73.9%
Average brokerage commission rate(9)                 $0.0700              $0.0700             $0.0697


                                                   Class Y
                                                   -----------------------------------
                                                   Six Months
                                                   Ended                   Period
                                                   April 30,               Ended
                                                   1998                    October 31,
                                                   (Unaudited)             1997(1)
======================================================================================
Per Share Operating Data
Net asset value, beginning of period                   $23.34               $20.31
----------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .12                  .31(5)
Net realized and unrealized gain (loss)                  2.85                 4.20(5)
                                                       ------               ------
Total income (loss) from investment
operations                                               2.97                 4.51
----------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                     (.17)                (.07)
Distributions from net realized gain                    (2.76)               (1.41)
                                                       ------               ------
Total dividends and distributions to
shareholders                                            (2.93)               (1.48)
----------------------------------------------------------------------------------
Net asset value, end of period                         $23.38               $23.34
                                                       ======               ======

==================================================================================
Total Return, at Net Asset Value(6)                     14.43%               23.62%

==================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)             $126,098              $90,994
----------------------------------------------------------------------------------
Average net assets (in thousands)                    $107,873              $51,775
----------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                    1.25%(7)             1.21%(7)
Expenses                                                 0.68%(7)             0.78%(7)
----------------------------------------------------------------------------------
Portfolio turnover rate(8)                               53.9%               103.1%
Average brokerage commission rate(9)                  $0.0700              $0.0700

(8). The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended April 30, 1998 were $353,603,781 and $299,307,706, respectively.

(9). Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total number of related shares purchased and sold.

See accompanying Notes to Financial Statements.


                     20 Oppenheimer Disciplined Value Fund

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies

Oppenheimer Disciplined Value Fund (the Fund), a series of Oppenheimer Series Fund, Inc. (the Company), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek long-term growth of capital by investing primarily in common stocks with low price-earnings ratios and better-than-anticipated earnings. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
Investment Valuation. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Directors. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Directors to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount.

--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
Allocation of Income, Expenses, and Gains and Losses. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.


                     21 Oppenheimer Disciplined Value Fund

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited) (Continued)
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies  (continued)

Directors' Fees and Expenses. The Fund has adopted a nonfunded retirement plan for the Fund's independent directors. Benefits are based on years of service and fees paid to each director during the years of service. During the six months ended April 30, 1998, a provision of $4,244 was made for the Fund's projected benefit obligations and payments of $3,017 were made to retired directors, resulting in an accumulated liability of $63,676 at April 30, 1998.

               The Board of Directors has adopted a Deferred Compensation plan for independent Directors that enables Directors to elect to defer receipt of all or a portion of annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Director in shares of one or more Oppenheimer funds selected by the Director. The amount paid to the Director under the plan will be determined based upon the performance of the selected funds. Deferral of Directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net income per share.

--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carry overs, to shareholders. Therefore, no federal income or excise tax provision is required.

--------------------------------------------------------------------------------
Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
Other. Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

               The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                     22 Oppenheimer Disciplined Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
2. Shares of Capital Stock

The Fund has authorized 500 million of $0.001 par value shares of capital stock. Transactions in shares of capital stock were as follows:


                                Six Months Ended April 30, 1998        Year Ended October 31, 1997(1)
                                -------------------------------        ------------------------------
                                Shares           Amount                Shares           Amount
-----------------------------------------------------------------------------------------------------
Class A:
Sold                                3,010,713      $67,031,053             3,692,585      $80,366,467
Dividends and distributions
reinvested                          1,943,823       40,173,437               682,565       13,378,298
Issued in connection with the
acquisition of Oppenheimer
Value Stock Fund--Note 6                   --               --             7,652,373      178,988,994
Redeemed                           (1,347,981)     (30,482,706)           (5,280,662)    (108,019,260)
                                -------------    -------------         -------------    -------------
Net increase                        3,606,555      $76,721,784             6,746,861     $164,714,499
                                =============    =============         =============    =============

-----------------------------------------------------------------------------------------------------
Class B:
Sold                                1,379,492      $31,130,910             1,144,402      $25,787,163
Dividends and distributions
reinvested                            487,886       10,102,650                25,026          494,015
Issued in connection with the
acquisition of Oppenheimer
Value Stock Fund--Note 6                   --               --             2,351,076       55,109,219
Redeemed                             (432,135)      (9,756,935)             (244,280)      (5,720,248)
                                -------------    -------------         -------------    -------------
Net increase                        1,435,243      $31,476,625             3,276,224      $75,670,149
                                =============    =============         =============    =============

-----------------------------------------------------------------------------------------------------
Class C:
Sold                                  302,464       $6,671,506               289,313       $6,258,500
Dividends and distributions
reinvested                             59,153        1,212,058                 3,239           63,228
Issued in connection with the
acquisition of Oppenheimer
Value Stock Fund--Note 6                   --               --               150,017        3,478,897
Redeemed                              (92,984)      (2,098,020)              (35,084)        (801,629)
                                -------------    -------------         -------------    -------------
Net increase                          268,633       $5,785,544               407,485       $8,998,996
                                =============    =============         =============    =============

-----------------------------------------------------------------------------------------------------
Class Y:
Sold                                1,172,206      $25,961,356             4,130,366      $85,062,741
Dividends and distributions
reinvested                            575,974       11,897,787                    --               --
Redeemed                             (253,433)      (5,755,772)             (231,661)      (5,340,389)
                                -------------    -------------         -------------    -------------
Net increase                        1,494,747      $32,103,371             3,898,705      $79,722,352
                                =============    =============         =============    =============

(1). For the year ended October 31, 1997 for Class A, B and C shares and for the period from December 16, 1996 (inception of offering) to October 31, 1997 for Class Y shares.


                     23 Oppenheimer Disciplined Value Fund

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited) (Continued)
--------------------------------------------------------------------------------

================================================================================
3. Unrealized Gains and Losses on Investments

At April 30, 1998, net unrealized appreciation on investments of $119,655,403 was composed of gross appreciation of $124,425,033, and gross depreciation of $4,769,630.

================================================================================
4. Management Fees and Other Transactions with Affiliates

Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.625% of the first $300 million of average annual net assets, 0.50% of the next $100 million and 0.45% of average annual net assets in excess of $400 million. The manager acts as the accounting agent for the Fund at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.

               For the six months ended April 30, 1998, commissions (sales charges paid by investors) on sales of Class A shares totaled $953,615, of which $439,714 was retained by OppenheimerFunds Distributor, Inc. (OFDI), a subsidiary of the Manager, as general distributor, and by an affiliated broker/dealer. Sales charges advanced to broker/dealers by OFDI on sales of the Fund's Class B and Class C shares totaled $994,388 and $56,021, respectively, of which $241,874 and $3,743, respectively, was paid to an affiliated broker/dealer. During the six months ended April 30, 1998, OFDI received contingent deferred sales charges of $73,486 and $7,161, respectively, upon redemption of Class B and Class C shares as reimbursement for sales commissions advanced by OFDI at the time of sale of such shares.

               OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and for other registered investment companies. OFS's total costs of providing such services are allocated ratably to these companies.

               The Fund has adopted a Service Plan for Class A shares to reimburse OFDI for a portion of its costs incurred in connection with the personal service and maintenance of shareholder accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. OFDI uses the service fee to reimburse brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. During the six months ended April 30, 1998, OFDI paid $311,407 to an affiliated broker/dealer as reimbursement for Class A personal service and maintenance expenses.


                     24 Oppenheimer Disciplined Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate OFDI for its costs in distributing Class B and Class C shares and servicing accounts. Under the Plans, the Fund pays OFDI an annual asset-based sales charge 0.75% per year for its services rendered in distributing Class B and Class C shares. OFDI also receives a service fee of 0.25% per year to compensate dealers for providing personal services for accounts that hold Class B and Class C shares. Each fee is computed on the average annual net assets of Class B or Class C shares, determined as of the close of each regular business day. During the six months ended April 30, 1998, OFDI paid $17,942 and $4,326, respectively, to an affiliated broker/dealer as compensation for Class B and Class C personal service and maintenance expenses and retained $408,103 and $45,033, respectively, as compensation for Class B and Class C sales commissions and service fee advances, as well as financing costs. If either Plan is terminated by the Fund, the Board of Directors may allow the Fund to continue payments of the asset-based sales charge to OFDI for distributing shares before the Plan was terminated. As of April 30, 1998, OFDI had incurred excess distribution and servicing costs of $2,648,189 for Class B and $174,069 for Class C.

================================================================================
5. Bank Borrowings

The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.35%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.0575% per annum.

               The Fund had no borrowings outstanding during the six months ended April 30, 1998.

================================================================================
6. Acquisition of Oppenheimer Value Stock Fund

On July 25, 1997, the Fund acquired all the net assets of Oppenheimer Value Stock Fund, pursuant to an agreement and plan of reorganization approved by the Oppenheimer Value Stock Fund shareholders on July 21, 1997. The Fund issued 7,652,373, 2,351,076 and 150,017 shares of common stock for Class A, Class B and Class C, respectively, valued at $178,988,994, $55,109,219 and $3,478,897, in exchange for the net assets, resulting in combined Class A net assets of $356,598,856, Class B net assets of $74,391,341 and Class C net assets of $8,707,171 on July 25, 1997. The net assets acquired included net unrealized appreciation of $79,130,574. The exchange qualified as a tax-free reorganization for federal income tax purposes.


                     25 Oppenheimer Disciplined Value Fund

--------------------------------------------------------------------------------
Oppenheimer Disciplined Value Fund
--------------------------------------------------------------------------------

A series of Oppenheimer Series Fund, Inc.

===============================================================================
Officers and            Leon Levy, Chairman of the Board of Directors
Directors               Donald W. Spiro, Vice Chairman of the Board of Directors
                        Bridget A. Macaskill, Director and President
                        Robert G. Galli, Director
                        Benjamin Lipstein, Director
                        Elizabeth B. Moynihan, Director
                        Kenneth A. Randall, Director
                        Edward V. Regan, Director
                        Russell S. Reynolds, Jr., Director
                        Pauline Trigere, Director
                        Clayton K. Yeutter, Director
                        Peter M. Antos, Vice President
                        Robert C. Doll, Jr., Vice President
                        Stephen F. Libera, Vice President
                        Michael C. Strathearn, Vice President
                        Kenneth B. White, Vice President
                        Arthur J. Zimmer, Vice President
                        George C. Bowen, Treasurer
                        Robert J. Bishop, Assistant Treasurer
                        Scott T. Farrar, Assistant Treasurer
                        Andrew J. Donohue, Secretary
                        Robert G. Zack, Assistant Secretary

================================================================================
Investment Advisor      OppenheimerFunds, Inc.

================================================================================
Distributor             OppenheimerFunds Distributor, Inc.

================================================================================
Transfer and            OppenheimerFunds Services
Shareholder
Servicing Agent

================================================================================
Custodian of            The Bank of New York
Portfolio Securities

================================================================================
Independent Auditors    KPMG Peat Marwick LLP

================================================================================
Legal Counsel           Gordon Altman Butowsky Weitzen Shalov & Wein

                        The financial statements included herein have been taken from the records of the Fund without examination of the independent auditors.

                        This is a copy of a report to shareholders of Oppenheimer Disciplined Value Fund. This report must be preceded or accompanied by a Prospectus of Oppenheimer Disciplined Value Fund. For material information concerning the Fund, see the Prospectus.

                        Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.


                     26 Oppenheimer Disciplined Value Fund

--------------------------------------------------------------------------------
OppenheimerFunds Family
--------------------------------------------------------------------------------

===============================================================================================
Real Asset Funds
-----------------------------------------------------------------------------------------------
Real Asset Fund                Gold & Special Minerals Fund

===============================================================================================
Global Stock Funds
-----------------------------------------------------------------------------------------------
Developing Markets Fund        International Growth Fund         Quest Global Value Fund
International Small            Global Fund                       Global Growth & Income Fund
 Company Fund

===============================================================================================
Stock Funds
-----------------------------------------------------------------------------------------------
Enterprise Fund                MidCap Fund                       Growth Fund
Discovery Fund                 Capital Appreciation Fund         Disciplined Value Fund
Quest Small Cap Value Fund     Quest Capital Value Fund          Quest Value Fund

===============================================================================================
Stock & Bond Funds
-----------------------------------------------------------------------------------------------
Main Street Income &           Total Return Fund                 Disciplined Allocation Fund
 Growth Fund                   Quest Balanced                    Multiple Strategies Fund
Quest Opportunity               Value Fund(1)                    Convertible Securities Fund(2)
 Value Fund                    Equity Income Fund

===============================================================================================
Taxable Bond Funds
-----------------------------------------------------------------------------------------------
International Bond Fund        Champion Income Fund              U.S. Government Trust
World Bond Fund                Strategic Income Fund             Limited-Term Government Fund
High Yield Fund                Bond Fund

===============================================================================================
Municipal Funds
-----------------------------------------------------------------------------------------------
California Municipal Fund(3)   Pennsylvania Municipal Fund(3)    Rochester Division:
Florida Municipal Fund(3)      Municipal Bond Fund               Rochester Fund Municipals
New Jersey Municipal Fund(3)   Insured Municipal Fund            Limited Term New York
New York Municipal Fund(3)     Intermediate Municipal Fund        Municipal Fund

===============================================================================================
Money Market Funds(4)
-----------------------------------------------------------------------------------------------
Money Market Fund              Cash Reserves

(1). On 5/18/98, the Fund's name was changed from "Quest Growth & Income Value Fund."

(2). On 4/28/98, the Fund's name was changed from "Bond Fund for Growth."

(3). Available only to investors in certain states.

(4). An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds. Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc., Two World Trade Center, New York, NY 10048-0203.

(C) Copyright 1998 OppenheimerFunds, Inc. All rights reserved.


                     27 Oppenheimer Disciplined Value Fund

Internet

24-hr access to account
information. Online
transactions now available
------------------------------
 www.oppenheimerfunds.com
------------------------------

General Information

Mon-Fri 8:30am-9pm ET
Sat 10am-4pm ET

------------------------------
 1-800-525-7048
------------------------------

Account Transactions

Mon-Fri 8:30am-8pm ET

------------------------------
 1-800-852-8457
------------------------------

PhoneLink

24-hr automated information
and automated transactions

------------------------------
 1-800-533-3310
------------------------------

Telecommunication Device
for the Deaf (TDD)

Mon-Fri 8:30am-2pm ET

------------------------------
 1-800-843-4461
------------------------------

OppenheimerFunds
Information Hotline

24 hours a day, timely and
insightful messages on the
economy and issues that
affect your investments

------------------------------
 1-800-835-3104
------------------------------

 Information and services
--------------------------------------------------------------------------------

As an Oppenheimer fund shareholder, you have some special privileges. Whether it's automatic investment plans, informative newsletters and hotlines, or ready account access, you can benefit from services designed to make investing simple.

      And when you need help, our Customer Service Representatives are only a toll-free phone call away. They can provide information about your account and handle administrative requests. You can reach them at our General Information number.

      When you want to make a transaction, you can do it easily by calling our toll-free Telephone Transactions number or by visiting our website. And, by enrolling in AccountLink, a convenient service that "links" your Oppenheimer funds accounts and your bank checking or savings account, you can use the Telephone Transactions number or website to make investments.

      For added convenience, you can get automated information with OppenheimerFunds PhoneLink service, available 24 hours a day, 7 days a week. PhoneLink gives you access to a variety of fund, account, and market information. Of course, you can always speak with a Customer Service Representative during the General Information hours shown at the left.

      You can count on us whenever you need assistance. That's why the International Customer Service Association, an independent, nonprofit organization made up of over 3,200 customer service management professionals from around the country, honored the Oppenheimer funds' transfer agent, OppenheimerFunds Services, with their Award of Excellence in 1993.

      So call us today, or visit us at our website at www.oppenheimerfunds.com--we're here to help.


                                                     [Logo] OppenheimerFunds(SM)
                                                               Distributor, Inc.

RS0375.001.0498  June 29, 1998